9. Convertible Note Payable (Details - Amortization expense, interest expense and accrued interest) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Interest Expense	$ 89,615
Accrued Interest Balance	70,677
Amortization of Debt Discount	412,170	$ 51,343
Unamortized Discount	387,167
Convertible Note 1 [Member]
Interest Expense	2,216
Accrued Interest Balance	0
Amortization of Debt Discount	11,869
Unamortized Discount	0
Convertible Note 2 [Member]
Interest Expense	8,821
Accrued Interest Balance	0
Amortization of Debt Discount	53,298
Unamortized Discount	0
Convertible Note 3 [Member]
Interest Expense	4,430
Accrued Interest Balance	0
Amortization of Debt Discount	13,021
Unamortized Discount	0
Convertible Note 4 [Member]
Interest Expense	4,294
Accrued Interest Balance	0
Amortization of Debt Discount	11,688
Unamortized Discount	0
Convertible Note 5 [Member]
Interest Expense	18,468
Accrued Interest Balance	21,401
Amortization of Debt Discount	31,334
Unamortized Discount	0
Convertible Note 6 [Member]
Interest Expense	7,249
Accrued Interest Balance	7,950
Amortization of Debt Discount	17,095
Unamortized Discount	0
Convertible Note 7 [Member]
Interest Expense	6,770
Accrued Interest Balance	7,129
Amortization of Debt Discount	20,636
Unamortized Discount	0
Convertible Note 8 [Member]
Interest Expense	8,172
Accrued Interest Balance	8,172
Amortization of Debt Discount	26,063
Unamortized Discount	22,400
Convertible Note 9 [Member]
Interest Expense	8,088
Accrued Interest Balance	8,088
Amortization of Debt Discount	45,444
Unamortized Discount	68,000
Convertible Note 10 [Member]
Interest Expense	6,296
Accrued Interest Balance	6,296
Amortization of Debt Discount	25,081
Unamortized Discount	45,911
Convertible Note 11 [Member]
Interest Expense	2,253
Accrued Interest Balance	2,253
Amortization of Debt Discount	11,052
Unamortized Discount	21,287
Convertible Note 12 [Member]
Interest Expense	2,102
Accrued Interest Balance	2,102
Amortization of Debt Discount	8,175
Unamortized Discount	13,892
Convertible Note 13 [Member]
Interest Expense	3,170
Accrued Interest Balance	0
Amortization of Debt Discount	107,500
Unamortized Discount	0
Convertible Note 14 [Member]
Interest Expense	1,946
Accrued Interest Balance	1,946
Amortization of Debt Discount	9,332
Unamortized Discount	24,738
Convertible Note 15 [Member]
Interest Expense	1,464
Accrued Interest Balance	1,464
Amortization of Debt Discount	6,424
Unamortized Discount	43,660
Convertible Note 16 [Member]
Interest Expense	1,782
Accrued Interest Balance	1,782
Amortization of Debt Discount	5,070
Unamortized Discount	31,364
Convertible Note 17 [Member]
Interest Expense	828
Accrued Interest Balance	828
Amortization of Debt Discount	3,263
Unamortized Discount	21,437
Convertible Note 18 [Member]
Interest Expense	555
Accrued Interest Balance	555
Amortization of Debt Discount	2,117
Unamortized Discount	38,608
Convertible Note 19 [Member]
Interest Expense	711
Accrued Interest Balance	711
Amortization of Debt Discount	3,708
Unamortized Discount	$ 55,870